Business acquisitions and development projects (Tables)	12 Months Ended
Dec. 31, 2020
Bermuda Electric Light Company
Business Acquisition [Line Items]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the acquisition price to the assets acquired and liabilities assumed at the acquisition date:

Working capital	$71,948
Property, plant and equipment	417,947
Intangible assets	27,315
Goodwill	93,202
Regulatory assets	9,859
Other assets	4,992
Long-term debt	(159,682)
Pension and other post-employment benefits	(58,746)
Derivative instruments	(12,748)
Other liabilities	(29,619)
Total net assets acquired	$364,468
Cash and cash equivalents acquired	42,920
Total net assets acquired, net of cash and cash equivalents	$321,548

ESSAL
Business Acquisition [Line Items]
Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the acquisition price of $87,975, when control was obtained, to the assets acquired and liabilities assumed at the initial acquisition date. The purchase of the second tranche reduced non-controlling interest by $74,111 in October 2020.

Working capital	$11,278
Property, plant and equipment	238,504
Intangible assets	37,095
Goodwill	70,382
Other assets	22
Long-term debt	(139,534)
Other post-employment benefits	(2,292)
Deferred tax liabilities, net	(28,074)
Other liabilities	(14,881)
Non-controlling interest	(84,525)
Total net assets acquired	$87,975
Cash and cash equivalents acquired	6,983
Total net assets acquired, net of cash and cash equivalents	$80,992